Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Maximum [Member] Premises and Equipment [Member]	Dec. 31, 2012 Maximum [Member] Furniture and Equipment [Member]	Dec. 31, 2012 Minimum [Member] Premises and Equipment [Member]	Dec. 31, 2012 Minimum [Member] Furniture and Equipment [Member]	Dec. 31, 2012 Federal Reserve Bank [Member]	Dec. 31, 2011 Federal Reserve Bank [Member]
Cash					$ 572,000	$ 559,000
Property, Plant and Equipment, Useful Life	39 years	10 years	26 years	2 years